Post-Employment Obligations And Compensatory Indemnity	12 Months Ended
Dec. 31, 2025
Post-Employment Obligations And Compensatory Indemnity
Post-Employment Obligations And Compensatory Indemnity

18.    POST-EMPLOYMENT OBLIGATIONS AND COMPENSATORY INDEMNITY

The Company discloses in this explanatory note the liability and expenses related to the Pension Supplementation Plan, the Healthcare Plan, and the Dental Plan, in accordance with the terms of IAS 19, based on a report prepared by independent actuaries as of December 31, 2025.

Forluz Pension Fund (Pension Plan and Retiree Supplementation Plan)

CEMIG and its subsidiaries are sponsors of Forluminas Social Security Foundation – Forluz, a non‑profit legal entity whose purpose is to provide its members, participants, and their dependents with pension and retirement supplementation benefits, in accordance with the pension plan to which they are affiliated.

Forluz offers its participants the following supplementary retirement benefit plans:

Closed Pension Benefit Plan (“Plan A”)

This plan comprises active and retired participants who migrated from the former defined benefit plan and became entitled to a vested proportional benefit. For active participants, the benefit will only be paid upon retirement (deferred benefit).

The benefits under Plan A have lifetime payment, and the full risk of insufficient reserves to cover these commitments (deficits) lies exclusively with the sponsors.

Mixed Pension Benefit Plan (“Plan B”)

A defined contribution plan during the accumulation phase for retirement benefits, and a defined benefit plan for disability and death coverage for active participants, as well as during receipt of retirement benefits based on contribution time. Sponsor contributions match participants’ basic monthly contributions. This is the only plan open to new enrollments.

Actuarial risks related to Plan B arise only when the participant elects a lifetime annuity upon retirement. In such cases, the responsibility for reserve insufficiency (deficits) is shared equally between the sponsors and participants.

In addition to the pension plans, the Company and its subsidiaries previously offered the following healthcare plans to active employees and retirees:

Prosaúde Integrated Plan (PSI)

A healthcare plan administered by CEMIG Saúde, providing outpatient, hospital, and maternity coverage through a nationwide accredited network for active employees, retirees, and dependents. Coverage is primarily delivered via the Programa de Referência de Assistência à Saúde (PRAS), complemented by reimbursement programs (PGE – Special Guarantee Program and FCAS – Supplemental Healthcare Assistance Fund).

Dental Program (POD)

A dental plan offered to active employees, retirees, and dependents, administered by CEMIG Saúde in partnership with Odontoprev, with nationwide coverage.

In 2025, the Company ceased recognizing the future actuarial obligation related to PSI and POD, extinguishing the corresponding liability. Additional details are provided throughout this explanatory note.

Termination of Post‑Employment Obligations Related to the Healthcare and Dental Plans

In February 2025, a judgment issued in December 2024 by the Superior Labor Court (TST) was published, determining the cessation, as of December 31, 2023, of the validity of the clauses that provided for the automatic renewal, for equal and successive periods, of Clause 17 of the 2010 collective bargaining agreement and Clause 4 of the 2016 collective bargaining agreement. These clauses ensured post‑employment benefit coverage under the PSI healthcare plan and the POD dental plan, including for retirees and active employees.

This decision enabled significant progress in negotiations with unions toward new collective bargaining agreements aimed at ending the Company’s obligations regarding the funding of PSI and POD, previously granted to employees, former employees, retirees, pensioners, and their dependents represented by the signatory entities.

As consideration for the termination of these obligations, the Company committed to paying a compensatory indemnification up to a maximum amount of R$1,280, in six installments. The 1st and 2nd installments will be paid on January 15 and March 15, 2026, respectively, with monetary adjustment by the IPCA applied only from the 2nd installment onward. The remaining installments will be annual, payable on February 15 of each year, starting in 2027 and ending in 2030.

After completion of the indemnification payments, the beneficiaries themselves will bear the full cost of the healthcare plans, as provided for by law.

In September 2025, the Regional Labor Court of the 3rd Region ratified the agreement entered into between the Company, the Union of Electric Sector Workers of Southern Minas Gerais (Sindsul), and the Federation of Urban Industry Workers of Minas Gerais (FTIUMG). Under this agreement, the Company committed to making an initial disbursement of R$28, which was carried out in November 2025.

Subsequently, in December 2025, the Regional Labor Court of the 3rd Region also ratified the agreement executed with the representative entities of employees of the Intermunicipal Union of Energy Industry Workers of Minas Gerais (Sindieletro), the Engineers’ Union of the State of Minas Gerais (Senge), the Industrial Technicians’ Union of Minas Gerais (Sintec), the Electric Sector Workers’ Union of Juiz de Fora, and the Association of Retirees and Pensioners of CEMIG and Subsidiaries (AEA).

Percentage of ownership (%)	1
Principal amount of compensatory indemnification	1,280
Payment to Sindsul and FTIUMG	(28)
Total	1,252

12/31/2025
Current liabilities	418
Non‑current liabilities	834

Curtailment of the healthcare and dental plans

Prior to the agreement executed in December 2025, active employees participating in the PSI and POD were offered the option to migrate to the new healthcare plan, the Premium Plan. This migration window occurred in January, April, and September 2025.

In accordance with IAS 19, the reduction in the number of active employees covered by PSI and POD constituted a curtailment event, requiring the Company to remeasure its post‑employment obligations in the first, second, and third quarters of 2025.

The effects of these curtailment events on the healthcare and dental plan obligations are presented by quarter in the table below:

	Curtailment 09/30/2025		Curtailment 06/30/2025		Curtailment 03/31/2025		Actuarial report 2024
	Healthcare plan	Dental plan	Healthcare plan	Dental plan	Healthcare plan	Dental plan	Healthcare plan	Dental plan
Discount rate	12.14%	12.14%	11.85%	11.85%	12.32%	12.32%	12.23%	12.23%
Past service cost	(22)	-	(21)	(1)	(27)	(1)	-	-
Actuarial losses (gains)	(105)	(2)	50	(1)	(59)	(1)	(519)	(10)

To recalculate the obligation, the discount rate applied corresponded to the rate in effect at the closing date of each quarter. All other assumptions remained consistent with those used in 2024.

For the remeasurement of the post‑employment obligation in the third quarter, the effects of the agreement entered into between the Company, Sindsul, and FTIUMG in September 2025 were also considered.

Deficit Amortization Plan for Forluz Plan A

Forluz and the sponsoring entities CEMIG, CEMIG GT, and CEMIG D executed Debt Assumption Instruments for the coverage of the Plan A deficit related to the years 2015, 2016, and 2017.

Monthly amortizations are calculated using the constant‑installment method (Price Table) and will be paid through 2031 for the 2015 and 2016 deficits, totaling R$265,265, and through 2033 for the 2017 deficit, totaling R$144. The outstanding balance accrues remunerative interest at 6% per year, plus the Broad Consumer Price Index (IPCA‑IBGE). If actuarial balance is reached before the contractual amortization period ends, the Company is released from paying the remaining installments and the contracts are extinguished.

As of December 31, 2025, the total amount payable by CEMIG related to these deficits was R$410 (R$494 as of December 31, 2024, referring to the 2015, 2016, and 2017 deficits).

Deficit Amortization Plan for 2019, 2020, 2021, and 2022

In accordance with specific regulations, Forluz submitted to CEMIG a proposal for the execution of new Individual Debt Assumption Instruments between Forluz and the sponsors CEMIG, CEMIG GT, and CEMIG D, as part of the deficit recovery plan for Plan A covering the deficits identified in 2019, 2020, 2021, and 2022.

Recognizing its legal obligation with respect to Plan A’s deficit—corresponding to 50% of the minimum required amount, in compliance with the contributory parity rule—the Company had been making payments via judicial consignment, depositing the funds in a court‑supervised account. The deposits were made monthly in the amount equivalent to 50% of the installment of each of the Deficit Recovery Plans.

In September 2025, a court ruling was issued approving the partial agreement entered into between the Company and Forluz, ordering the release of the amounts previously deposited corresponding to contributory parity. The decision also established that future deposits related to the undisputed 50% portion of the deficit amortizations must be made directly to Forluz, instead of being deposited in escrow.

	Deficit of pension fund 2019	Deficit of pension fund 2020	Deficit of pension fund 2021	Deficit of pension fund 2022
Start of consignment	May de 2021	April 2022	April de 2023	April de 2024
Total amount requested by Forluz	R$160	R$252	R$670	R$696
Amount considering contribution parity	R$80	R$126	R$335	R$348
Number of parcels	166	158	159	156
Remuneratory interest	IPCA + 6%	IPCA + 5.7%	IPCA + 5.51%	IPCA + 5.51%
Balance deposited on December 31, 2025	R$81	R$123	R$330	R$338

Actuarial information

	Pension plans and retirement supplement plans	Health plan	Dental plan	Dec. 31, 2025
Present value of obligations	10,728	-	-	10,728
Fair value of plan assets	(9,094)	-	-	(9,094)
Initial net liabilities	1,634	-	-	1,634
Adjustment to asset ceiling	168	-	-	168
Net liabilities in the statement of financial position	1,802	-	-	1,802

The asset ceiling is the present value of any economic benefits available in the form of restitutions coming from the plan or reductions in future contributions to the plan.

The present value of the liabilities of the pension plan is adjusted to the asset ceiling, which corresponds to the surplus result of Plan B, which has a specific destination allocation under the regulations of the National Private Pension Plans Council (CNPC).

The changes in the present value of the defined benefit obligation

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Defined-benefit obligation at December 31, 2022	11,404	3,314	60	14,778
Cost of current service	-	11	-	11
Past service cost (2)	-	(55)	(1)	(56)
Interest on actuarial obligation	1,276	370	7	1,653
Actuarial losses (gains):
Due to changes in demographic assumptions	-	26	1	27
Due to changes in financial assumptions	754	232	4	990
Due to adjustments based on experience	(125)	(673)	(14)	(812)
	629	(415)	(9)	205
Benefits paid	(1,093)	(218)	(4)	(1,315)
Defined-benefit obligation at December 31, 2023	12,216	3,007	53	15,276
Cost of current service	1	6	-	7
Interest on actuarial obligation	1,055	262	5	1,322
Actuarial losses (gains):
Due to changes in demographic assumptions	-	(1)	-	(1)
Due to changes in financial assumptions	(1,883)	(556)	(9)	(2,448)
Due to adjustments based on experience	232	38	(1)	269
	(1,651)	(519)	(10)	(2,180)
Benefits paid	(1,120)	(197)	(3)	(1,320)
Defined-benefit obligation at December 31, 2024	10,501	2,559	45	13,105
Cost of current service	1	3	-	4
Past service cost	-	(2,501)	(44)	(2,545)
Interest on actuarial obligation	1,222	297	5	1,524
Actuarial losses (gains):
Due to changes in demographic assumptions	-	-	-	-
Due to changes in financial assumptions	148	(4)	-	144
Due to adjustments based on experience	21	(175)	(4)	(158)
	169	(179)	(4)	(14)
Benefits paid	(1,165)	(179)	(2)	(1,346)
Defined-benefit obligation at December 31, 2025	10,728	-	-	10,728

Changes in the fair values of the plan assets

Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2022	9,198
Return on investments	1,464
Contributions from employer	313
Benefits paid	(1,093)
Fair value of the plan assets at December 31, 2023	9,882
Return on investments	(54)
Contributions from employer	239
Benefits paid	(1,120)
Fair value of the plan assets at December 31, 2024	8,947
Return on investments	1,127
Contributions from employer	184
Benefits paid	(1,164)
Fair value of the plan assets at December 31, 2025	9,094

Changes in net liabilities

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Net liabilities at December 31, 2022	2,318	3,314	61	5,693
Expense recognized in Statement of income	280	381	7	668
Past service cost	-	(55)	(1)	(56)
Contributions paid	(313)	(218)	(5)	(536)
Actuarial gains (losses)	72	(415)	(9)	(352)
Net liabilities at December 31, 2023	2,357	3,007	53	5,417
Expense recognized in Statement of income	214	269	5	488
Contributions paid	(239)	(197)	(4)	(440)
Actuarial gains (losses)	(630)	(519)	(10)	(1,159)
Net liabilities at December 31, 2024	1,702	2,560	44	4,306
Expense recognized in Statement of income	210	300	5	515
Past service cost	-	(2,501)	(44)	(2,545)
Contributions paid	(184)	(178)	(2)	(364)
Actuarial gains (losses)	75	(179)	(4)	(108)
Net liabilities at December 31, 2025	1,803	2	(1)	1,804

			Dec. 31, 2025	Dec. 31, 2024
Current liabilities			130	233
Non-current liabilities			1,672	4,073

Actuarial losses and gains, net of income tax and social contribution, do not involve cash and are therefore not reflected in the Cash Flow Statements.

Amounts recorded as current liabilities refer to contributions to be made by CEMIG and its subsidiaries in the next 12 months for the amortization of the actuarial liabilities.

The amounts recognized in profit or loss related to the post‑employment benefit obligation, as of December 31, 2025, correspond to a reversal of expense, totaling R$750,390 (R$484,513 in 2024), as follows:

Net expense in 2025	(2,029)
Compensatory indemnity	1,280
Total expense in 2025	(751)

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	3	-	4
Past service cost	-	(2,501)	(44)	(2,545)
Interest on the actuarial obligation	1,222	297	5	1,524
Expected return on the assets of the Plan	(1,012)	-	-	(1,012)
Expense in 2025	211	(2,201)	(39)	(2,029)

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	6	-	7
Interest on the actuarial obligation	1,055	262	5	1,322
Expected return on the assets of the Plan	(842)	-	-	(842)
Expense in 2024	214	268	5	487

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	11	-	11
Past service cost	-	(55)	(1)	(56)
Interest on the actuarial obligation	1,276	370	7	1,653
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)
Expense in 2023	272	326	6	604

Estimates for the following year and sensitivity analysis

The independent actuary’s estimation for the expense to be recognized for 2026 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	-	-	1
Interest on the actuarial obligation	1,118	-	-	1,118
Expected return on the assets of the Plan	(919)	-	-	(919)
Expense in 2026 according to actuarial calculation	200	-	-	200

The expectation for payment of benefits for 2026 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Estimated payment of benefits	1,201	-	-	1,201

The Company, CEMIG GT and CEMIG D have expectation of making contributions to the pension plan in 2026 of R$191 for amortization of the deficit of Plan A, and R$91 for the Defined Contribution Plan (recorded directly in the Statement of income for the year).

Below is a sensitivity analysis of the liabilities effect of changes in the main actuarial assumptions used to determine the defined-benefit obligation on December 31, 2025:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	280	-	-	280
Increase of one year in the mortality table	(257)	-	-	(257)
Reduction of 1% in the discount rate	839	-	-	839
Increase of 1% in the discount rate	(731)	-	-	(731)

In the presentation of the sensitivity analysis, the present value of the defined-benefit obligation was calculated using the Projected Unit Credit method, the same method used to calculate the defined-benefit obligation recognized in the Statement of financial position.

The average maturity periods of the obligations of the benefit plans, in years, are as follows as of 2025:

Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan
8.28	10.52	-	-

The main categories of plan assets are as follows:

	2025	2024
Shares	1,083	1,076
Fixed income securities	6,666	6,560
Real estate property	509	479
Others	836	832
Total	9,094	8,947

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for informational purposes:

	2025	2024
Non-convertible debentures issued by the Company	1	53
Shares issued by the Company	1	226
Real estate properties of the Foundation, occupied by the Company	236	3
	238	282

Main actuarial assumptions

	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan
Annual discount rate for present value of the actuarial obligation (1)	11.08%	11.15%	12.30%	12.23%
Annual expected return on plan assets	11.08%	Not applicable	12.30%	Not applicable
Long-term annual inflation rate	3.50%	3.50%	4.50%	4.50%
Estimated future annual salary increases	35.00%	Not applicable	4.50%	Not applicable
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%
Disability table	Not applicable	Not applicable	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%

(1) Nominal discount rates based on NTN‑B projections with maturities aligned with the expected duration of the obligation.

The Company has not made changes in the methods used to calculate its post-employment obligations for the years ended December 31, 2025 and 2024.

Accounting policy

Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

Estimations and judgments

In the case of retirement obligations, the liability recognized in the balance sheet with respect to defined benefit pension plans is the greater of the debt agreed with the foundation for amortization of actuarial obligations and the present value of the actuarial obligation, calculated by means of an actuarial report, less the fair value of the plan's assets.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using the rate of return on high-quality corporate bonds that have terms similar to the duration of the respective pension plan obligations and are denominated in the currency in which the benefits will be paid.

In defined contribution plans, the Company makes fixed contributions and has no legal or constructive obligations to make contributions if the fund does not have sufficient assets to pay all employees the related benefits. The Company has no additional payment obligation after the contribution is made. Contributions are recognized as an employee benefits expense when due.

In the case of the health and dental plans, the liabilities are calculated by calculating the present value of the future obligations to be made by the Company, considering the maintenance of the current contribution level, the forecast of a real readjustment of the amounts and the future updating of the contributions by the variation of an index compatible with the Regulations and the history of the costs of the plans.

Actuarial calculations take place at each financial year end and involve the use of assumptions about discount rates, expected rates of return on assets, future salary increases, mortality rates and future increases in retirement and pension benefits. All assumptions are reviewed at each base date.

In the current and previous years, post-employment expenses are recorded as operating expenses, with the exception of expenses related to the debt agreed with the Pension Fund, which are recorded in the financial result, as they represent interest and monetary variation.

Actuarial gains and losses arising from adjustments based on experience and changes in actuarial assumptions are recognized through other comprehensive income and will not be reclassified to profit or loss in the future.

Both the past service cost resulting from a change or reduction in the defined benefit plan and the gain or loss on the settlement of obligations are determined based on the remeasurement of the net present value of the obligation, due to the revision of actuarial assumptions, and are recognized directly in profit or loss for the year in which the change occurs.

The structured and conditional contribution constitutes a settlement consideration for the post‑employment benefit plan, and the measurement of its effect on profit or loss is determined based on the value of the debt acknowledgment instrument related to the financial liability.

With the extinguishment of the future obligation, in accordance with IAS 19, all legal or constructive future obligations related to the plan are eliminated, and the gain or loss on settlement is measured by comparing the present value of the post‑employment benefit obligation that has been settled with the consideration transferred (payments/assets transferred).